Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Schedule of Activities Subject to Rate Regulation (Details) COP in Thousands	12 Months Ended
Dec. 31, 2017 COP
Disclosure of detailed information about service concession arrangements [abstract]
Charge per minute	COP 10,990
% Reduction of charge per minute	42.20%
Capacity Charge	COP 4,273,389,920
% Reduction of capacity charge	43.90%